Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Operating Leases
8. Operating Leases

As of September 30, 2023, the current and
non-current
portions of the total liability for operating leases was $
3.4
 million and $
49.7
 million, respectively. As of September 30, 2023, the weighted average remaining lease term on the operating leases is
110 months
. The weighted average incremental borrowing rate used to determine the operating lease liabilities included on the condensed balance sheet was
10.9
%.
Facility leases
On January 27, 2021, the Company entered into a new lease agreement for office and la
b
space in South San Francisco, California that included two office suites. The lease terms for the two office suites commenced during
July
and
August 2021
, respectively. The term of the lease is 44 months for the first office suite and 43 months for the second office suite with an option to extend the term for an additional two years on the same terms and conditions. This option to extend the lease term was not determined to be reasonably certain and therefore has not been included in the Company’s calculation of the associated operating lease liability under ASC 842. The corresponding right-of-use
assets and lease liabilities related to the two office suites were recorded on the Company’s balance sheet upon the lease commencement date, which was the date the Company was deemed to have obtained control of the premises.
In August 2023, the Company subleased one of its office suites in the South San Francisco lease for 20 months starting from August 2023 for aggregate sublease payments of $0.5 million. The sublease income, while it reduces the rent expense, is not considered in the value of the right-of-use
assets or lease liabilities. The Company’s sublease income was $0.1 million for the three and nine months ended September 30, 2023.
On November 10, 2021, the Company entered into a sublease agreement for office and lab space located in Brisbane, California. The sublease expires on December 6, 2023. The corresponding right-of-use
assets and lease liabilities related to the sublease were recorded on the Company’s balance sheet upon the lease commencement date, which was the date the Company was deemed to have obtained control of the premises.
On December 16, 2021, the Company entered into a lease agreement with Bayside Area Development, LLC (“Bayside”) for 85,165 square feet of office and laboratory space in South San Francisco, CA. The lease for the office and laboratory space commenced in April 2023. The term of the lease is 120 months with the option to extend the term up to an additional ten years. This option to extend the lease term was not determined to be reasonably certain and therefore has not been included in the Company’s calculation of the associated operating lease liability under ASC 842. During the second quarter of 2023, the Company took possession of the Bayside lease and recognized a $32.0 million right-of-use
asset and corresponding lease liability upon the lease commencement date. In addition, the Company recognized $27.2 million in leasehold improvements. Bayside provided a tenant improvement allowance of up to $14.9 million, which was fully utilized and recorded in lease liability.
In October 2023, the Company entered into a sublease agreement and amendment to the original master lease with the landlord to accelerate the termination date of the Bayside lease, and in November 2023, the Company entered into an amendment to the original lease agreement to reassign the second suite of the South San Francisco lease (Note 14).
As of September 30, 2023, the Company had operating lease
right-of-use
assets of $13.2 million and operating lease liabilities of $53.1 million related to the office suite leases recorded on its condensed balance sheet.
Embedded leases
On May 10, 2021 and August 30, 2021, the Company and LCGM entered into the LCGM MSA and Statement of Work #3 (“SOW #3”), respectively, for the exclusive use of a manufacturing suite at the LCGM facility. Pursuant to the terms of SOW #3, LCGM agreed to provide the Company with certain dedicated space for the clinical manufacturing, release testing, and product release in the Company’s Phase 1/2 CEDAR clinical trial to treat sickle cell disease. The Company concluded that the agreement contains an embedded lease as the Company controls the use of a dedicated manufacturing suite and the equipment therein. The agreement includes fixed lease payments of

$5.6 million from inception of lease through April 30, 2023, the expiration date of SOW #3. As of September 30, 2023, the Company has paid all fixed lease payments on the LCGM embedded lease.
The Company and Explora BioLabs, Inc. (“Explora”) entered into a License Service Agreement and Master Services Agreement (together, the “Explora Agreements”) on November 17, 2021 and December 16, 2021, respectively. Pursuant to the terms of the Explora Agreements, Explora agreed to provide a certain dedicated space to perform in vitro or in vivo studies, obtain or house research animals, and provide scientific or technical consultation to the Company. The Company concluded that the Explora Agreements contain an embedded lease as the Company controls the use of a dedicated manufacturing suite and the equipment therein. The Explora Agreements contain fixed lease payments

o
f $0.7 million from inception of lease through
November 2023
. As of September 30, 2023, the Company does not have any remaining obligations related to the Explora embedded lease.
As of September 30, 2023, the Company did not have any operating lease right-of-use
assets and operating lease liabilities related to the embedded leases recorded on its condensed balance sheet.
Operating Lease Obligations
As of September 30, 2023, the future minimum lease payments for the Company’s operating leases for each of the years ending December 31 were as follows (in thousands):

Amount
2023 (Remaining three months)	$2,155
2024	9,177
2025	8,336
2026	8,223
2027	8,493
Thereafter	50,103

Total undiscounted lease payments	86,487
Present value adjustment	(33,376)

Total net lease liabilities	$53,111

Lease expense was $2.4 million and $6.4 million for the three and nine months ended September 30, 2023, respectively. Lease expense was $1.7 million and $5.0 million for the three and nine months ended September 30, 2022, respectively.
Under the terms of the remaining lease agreements, the Company is also responsible for certain variable lease payments that are not included in the measurement of the lease liability. Variable lease payments for operating leases were $0.8 million and $1.8 million for the three and nine months ended September 30, 2023, respectively, including non-lease
components such as common area maintenance fees, taxes, and insurance. Variable lease payments for operating leases were $0.3 million and $1.0 million for the three and nine months ended September 30, 2022, respectively.

The following information represents supplemental disclosure for the statement of cash flows related to
the operating leases (in thousands):

September 30, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows under operating leases	$4,817

8. Operating Leases
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update
No. 2016-02,
Leases
(“ASC 842”). Under ASC 842, the Company determines if an arrangement is a lease at inception. Lease liabilities and their corresponding right-of-use
assets are recorded based on the present value of lease payments over the expected lease term. In determining the present value of lease payments, the Company uses its incremental borrowing rate based on the information available at the lease commencement date if the rate implicit in the lease is not readily determinable. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record right-of-use
assets and lease liabilities for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less may be accounted for similar to existing guidance for operating leases today and are not recorded on the Company’s balance sheet. The Company early adopted the new standard as of January 1, 2021 on a modified retrospective basis with no cumulative adjustment to accumulated deficit. The Company elected to take the practical expedient to not separate lease and non-lease
components as part of the adoption. Lease agreements entered into after the adoption of Topic 842 that include lease and non-lease
components are accounted for as a single lease component. Beginning on January 1, 2021, any of the Company’s new operating leases, excluding those with terms less than 12 months, will be discounted and recorded as assets and liabilities on the Company’s balance sheet.
As of December 31, 2022, the current and
non-current
portions of the total liability for operating leases was $4.0 million $1.7 million, respectively. As of December 31, 2022, the weighted average remaining lease term on the operating lease is 19 months. The weighted average incremental borrowing rate used to determine the operating lease liabilities included on the balance sheet was 8.5%.
Facility leases
In April 2020, the Company entered into a
one-year
lease agreement for its headquarter facility located in South San Francisco, California with a significant portion of the premises allocated to the research lab. Due to the
COVID-19
pandemic, the use of the entire facility was temporarily designated to research, and as such, all associated costs were expensed as research and development. In addition to payment of base rent, the Company is also required to pay property taxes, insurance, and common area expenses. The Company records lease expense on a straight-line basis over the term of the lease. The original term of the lease was from May 11, 2020 to June 30, 2021 with an option to renew. In March 2021, the Company entered into an amendment to the lease agreement and extended the term of the lease to September 30, 2021. The lease expired without further renewal and was terminated on September 30, 2021.
On January 27, 2021, the Company entered into a new lease agreement for office and lab space in South San Francisco, California that included two
office suites. The lease terms for the two office suites commenced during
July
and
August 2021
,
respectively. The term of the lease is 44 months for
the first office suite and 43 months for the

second office suite with an option to extend the term for an additional two years on the same terms and conditions.
This option to extend the lease term was not determined to be reasonably certain and therefore has not been included in the Company’s calculation of the associated operating lease liability under ASC 842. The corresponding right-of-use
assets and lease liabilities related to the two office suites were recorded on the Company’s balance sheet upon the lease commencement date, which was the date the Company was deemed to have obtained control of the premises.
On November 10, 2021, the Company entered a sublease agreement for office and lab space located at Brisbane, California. The sublease expires on December 6, 2023. The corresponding right-of-use
assets and lease liabilities related to the sublease were recorded on the Company’s balance sheet upon the lease commencement date, which was the date the Company was deemed to have obtained control of the premises.
As of December 31, 2022, the Company had operating lease
right-of-use
assets of $4.2 million and operating lease liabilities of $4.5 million related to the office suite leases recorded on its balance sheet.
Embedded leases
The Company evaluated its vendor contracts to identify embedded leases, if any, and determined that two agreements with contract manufacturing suppliers constituted a lease under ASC 842 as the Company has the right to substantially all of the economic benefits from the use of the asset and can direct the use of the asset.
On May 10, 2021 and August 30, 2021, the Company and LCGM entered into the LCGM MSA and SOW #3, respectively, for the exclusive use of a manufacturing suite at the LCGM facility. Pursuant to the terms of SOW #3, LCGM agreed to provide the Company with certain dedicated space for the clinical manufacturing, release testing, and product release in the Company’s Phase 1 clinical trial to treat Sickle Cell Disease. The Company concluded that the agreement contains an embedded lease as the Company controls the use of a dedicated manufacturing suite and the equipment therein. The agreement includes fixed lease payments of $5.6 million through April 30, 2023, the expiration date of SOW #3.
The Company and Explora BioLabs, Inc. (“Explora”) entered into a License Service Agreement and Master Services Agreement (together, the “Explora Agreements”) on November 17, 2021 and December 16, 2021, respectively. Pursuant to the terms of the Explora Agreements, Explora agreed to provide a certain dedicated space to perform in vitro or in vivo studies, obtain or house research animals, and provide scientific or technical consultation to the Company. The Company concluded that the agreement contains an embedded lease as the Company controls the use of a dedicated manufacturing suite and the equipment therein. The Explora Agreements contain fixed lease payments of $0.7 million through
November 2023
.
As of December 31, 2022, the Company had operating lease
right-of-use
assets of $1.4 million and operating lease liabilities of $1.2 million related to the embedded leases recorded on its balance sheet related to the embedded leases.
Operating Lease Obligations
As of December 31, 2022, the future minimum lease payments for the Company’s operating leases for each of the years ending December 31 were as follows (in thousands):

Amount
2023	$4,331
2024	1,468
2025	375
Thereafter	—

Total undiscounted lease payments	6,174
Present value adjustment	(380)

Total net lease liabilities	$5,794

Lease expense was $6.7 and $1.9 million for the years ended December 31, 2022 and 2021, respectively.
Under the terms of the remaining lease agreements, the Company is also responsible for certain variable lease payments that are not included in the measurement of the lease liability. Variable lease payments for operating leases were $1.3 and $0.2 million for the years ended December 31, 2022 and 2021, respectively, including non-lease
components such as common area maintenance fees, taxes, and insurance.
The following information represents supplemental disclosure for the statement of cash flows related to the operating leases (in thousands):

December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities Operating cash flows under operating leases	$6,172